Securities at amortised cost - Debt securities by type and balance sheet lines (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loan loss provisions	€ (6,029)	€ (4,590)
Financial assets	971,591	878,985
FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	38,993	34,468	€ 31,223
Debt securities [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	90,409	79,676
Loan loss provisions	(31)	(17)
Financial assets	97,230	85,914
Debt securities [Member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,643	3,067
Financial assets	3,643	3,067
Debt securities [Member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	35,660	30,491
Loan loss provisions	(10)	(7)
Financial assets	35,650	30,483
Debt securities [Member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	51,106	46,118
Loan loss provisions	(21)	(10)
Financial assets	51,085	46,108
Debt securities [Member] | Government bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	53,254	46,334
Debt securities [Member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	148	408
Debt securities [Member] | Government bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	24,679	20,300
Debt securities [Member] | Government bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	28,427	25,627
Debt securities [Member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	22,281	17,801
Debt securities [Member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,413	505
Debt securities [Member] | Sub-sovereign Supranationals and Agencies [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	7,862	6,606
Debt securities [Member] | Sub-sovereign Supranationals and Agencies [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	13,006	10,689
Debt securities [Member] | Covered bonds [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	8,655	8,693
Debt securities [Member] | Covered bonds [Member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,986	1,734
Debt securities [Member] | Covered bonds [Member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	6,669	6,960
Debt securities [Member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	462	619
Debt securities [Member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision		0
Debt securities [Member] | Corporate bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	325	476
Debt securities [Member] | Corporate bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	137	143
Debt securities [Member] | Financial institutions' bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,663	3,308
Debt securities [Member] | Financial institutions' bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,353	1,440
Debt securities [Member] | Financial institutions' bonds [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	377	332
Debt securities [Member] | Financial institutions' bonds [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,933	1,536
Debt securities [Member] | ABS portfolio [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	2,095	2,920
Debt securities [Member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	730	714
Debt securities [Member] | ABS portfolio [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	431	1,043
Debt securities [Member] | ABS portfolio [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	934	1,163
Debt securities [Member] | Bond portfolio [member]
Disclosure of financial assets [line items]
Financial assets	90,378	79,659
Debt securities [Member] | Bond portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets	3,643	3,067
Debt securities [Member] | Bond portfolio [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	35,650	30,483
Debt securities [Member] | Bond portfolio [member] | AC [Member]
Disclosure of financial assets [line items]
Financial assets	€ 51,085	€ 46,108